Note 28 - Net Assets of Disposal Group Classified As Held for Sale - Components of Discontinued Operation's Net Income (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 20, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Income from discontinued operations		$ 1,848	$ 41,411
After tax gain on the sale of Conduit	$ 89,700	89,694
Net Income for discontinued operations		$ 91,542	$ 41,411	$ 19,130